Intangible Asset - Net (Tables)	12 Months Ended
Dec. 31, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Asset - Net

	December 31,
	2022	2021
Computer software	$10,411	$1,780
Less: accumulated amortization	712	300
Net carrying value	$9,699	$1,480